Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	6.565
Maximum Aggregate Offering Price	$ 32,825,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,533.13
Offering Note	1 Consists of 5,000,000 ordinary shares of the registrant ("Ordinary Shares") that are available to be issued and sold by the registrant to the selling securityholder named herein, from time to time at the registrant's election pursuant to a standby equity purchase agreement, dated as of May 12, 2026, between the registrant and the selling securityholder, subject to satisfaction of the conditions set forth therein. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on The Nasdaq Stock Market LLC on May 15, 2026 ($6.565 per Ordinary Share). This calculation is in accordance with Rule 457(c).